Long term deposit (Tables)	6 Months Ended
Jun. 30, 2024
Long Term Deposit
Schedule of Long term deposit
	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Rental deposit	431,972	431,972	55,322
Long term deposit	431,972	431,972	55,322